PROVISION FOR DISMANTLEMENT	12 Months Ended
Dec. 31, 2017
PROVISION FOR DISMANTLEMENT [abstract]
Disclosure of provision for dismantlement

25.      PROVISION FOR DISMANTLEMENT

	2016	2017

At January 1	50,063	50,888
New projects(1)	1,395	1,244
Revision(1)	(2,072)	421
Utilization	(398)	(440)
Deletions	(33)	-
Unwinding of discount(2) (note 7)	2,185	2,145
Exchange differences	(252)	(185)

At December 31	50,888	54,073

Current portion of dismantlement included in other payables and accrued liabilities (note 23)	(462)	(1,180)

At December 31	50,426	52,893

(1)        The amounts are included in the additions of oil and gas properties in note 13.

(2)        The discount rates used for calculating the provision for dismantlement are within the range of 4% to 5% (2016: 4% to 5%, 2015: 4% to 5%).